Investment Objectives and Goals - LDR Real Estate Value-Opportunity Fund	May 01, 2025
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The LDR Real Estate Value-Opportunity Fund (the “Fund”) seeks to achieve long-term capital growth and current income through a portfolio of publicly traded real estate securities that may include equity REITs, mortgage REITs, REIT preferreds and other publicly traded companies whose primary business is in the real estate industry.